UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number: _____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      W.P. Stewart & Co., Ltd.
Address:   43 Cedar Avenue, P.O. Box HM 2905
           Hamilton HM 12
           Bermuda

Form 13F File Number: 28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lisa D. Levey
Title:   General Counsel, Assistant Secretary
Phone:   212-750-8585

Signature, Place, and Date of Signing:

       /s/ LISA D. LEVEY         New York, NY         10 May 2000
      ---------------------      -----------------    -------------
          [Signature]              [City, State]          [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number     Name
      28-
         ----------------      ----------------------------------------
      [Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                     0
                                          --------------
Form 13F Information Table Entry Total:               41
                                          --------------
Form 13F Information Table Value Total:   $   11,520,801
                                          --------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.         Form 13F File Number           Name

                  28-
      ---            --------------              --------------------------
      [Repeat as necessary.]

                              FORM 13-F INFORMATION TABLE
                      REPORTING MANAGER: W.P. STEWART & CO., LTD.


 DATE AS OF  3/31/00

            COLUMN 1                    COLUMN 2        COLUMN 3          COLUMN 4      COLUMN 5
            --------                    --------       ------------       --------      ---------

                                                                           VALUE
         NAME OF ISSUER              TITLE OF CLASS      CUSIP NO.        (x$1000)       SHARES
         --------------              --------------     ----------       ----------   -----------
AUTOMATIC DATA PROCESSING INC         COMMON STOCK      053015103           1011690      20967676
AUTOZONE INC.                         COMMON STOCK      053332102            511776      18442367
CBS CORP                              COMMON STOCK      12490K107             69648       1229980
CISCO SYSTEMS INC.                    COMMON STOCK      17275R102             91070       1177949
COCA COLA CO.                         COMMON STOCK      191216100             74667       1590771
CVS CORP.                             COMMON STOCK      126650100            405243      10788490
DELL COMPUTER CORP.                   COMMON STOCK      247025109            612098      11348289
DOLLAR GENERAL CORP.                  COMMON STOCK      256669102            764124      28432511
ELI LILLY & CO                        COMMON STOCK      532457108             79037       1262070
EMC CORP-MASS                         COMMON STOCK      268648102             59754        474235
ESTEE LAUDER COMPANIES INC            COMMON STOCK      518439104              3881         77520
FIRST DATA CORP.                      COMMON STOCK      319963104            161381       3636761
GAP INC.                              COMMON STOCK      364760108            517922      10397436
GATEWAY INC                           COMMON STOCK      367626108            172110       3129266
GENERAL ELECTRIC CO.                  COMMON STOCK      369604103            272663       1752054
GILLETTE INC.                         COMMON STOCK      375766102            251089       6662391
HOME DEPOT INC.                       COMMON STOCK      437076102            121729       1887265
INTEL CORP.                           COMMON STOCK      458140100            922881       6994832
JOHNSON & JOHNSON                     COMMON STOCK      478160104            382835       5449615
KOHLS CORP                            COMMON STOCK      500255104             73446        716549
MARRIOTT INTERNATIONAL INC            COMMON STOCK      571903202            255374       8107098
MCDONALDS CORP.                       COMMON STOCK      580135101            706228      18895720
MEDTRONIC INC.                        COMMON STOCK      585055106              1049         20400
MERCK & CO., INC.                     COMMON STOCK      589331107            481407       7749013
MICROSOFT CORP.                       COMMON STOCK      594918104            363697       3423027
NATIONAL CITY CORP                    COMMON STOCK      635405103             51359       2490134
NORTHERN TRUST CORP.                  COMMON STOCK      665859104            142581       2110364
PFIZER INC.                           COMMON STOCK      717081103            590949      16162707
PROCTER & GAMBLE CO.                  COMMON STOCK      742718109            143653       2542529
SAFEWAY INC.                          COMMON STOCK      786514208             94866       2096497
SERVICEMASTER CO (THE)                COMMON STOCK      81760N109            138594      12319455
STARBUCKS CORP                        COMMON STOCK      855244109            252872       5642879
STATE STREET CORP.                    COMMON STOCK      857477103            395292       4080436
STRYKER CORP.                         COMMON STOCK      863667101            640045       9176275
SUN MICROSYSTEMS INC                  COMMON STOCK      866810104              1542         16451
SYSCO CORP.                           COMMON STOCK      871829107            135926       3762666
VIACOM INC-CL A FORMRLY COMMON        COMMON STOCK      925524100               262          4900
WALGREEN CO.                          COMMON STOCK      931422109            351789      13661719
WAL-MART STORES INC.                  COMMON STOCK      931142103             60030       1062484
WALT DISNEY CO HOLDING CO             COMMON STOCK      254687106             81845       1984124
WM WRIGLEY JR. CO.                    COMMON STOCK      982526105             72397        942516

                                                                        $11,520,801   252,669,421

 DATE AS OF  3/31/00

            COLUMN 1                   COLUMN 6     COLUMN 7                    COLUMN 8
            --------                   --------     --------       ----------------------------------------
                                                                               VOTING AUTHORITY
                                        INVESTMENT      OTHER      ----------------------------------------
         NAME OF ISSUER                 DISCRETION     MANAGERS       SOLE          SHARED            NONE
         --------------                 ----------     --------    ---------        ------            ----
AUTOMATIC DATA PROCESSING INC              SOLE          NONE       20967676
AUTOZONE INC.                              SOLE          NONE       18442367
CBS CORP                                   SOLE          NONE        1229980
CISCO SYSTEMS INC.                         SOLE          NONE        1177949
COCA COLA CO.                              SOLE          NONE        1590771
CVS CORP.                                  SOLE          NONE       10788490
DELL COMPUTER CORP.                        SOLE          NONE       11348289
DOLLAR GENERAL CORP.                       SOLE          NONE       28432511
ELI LILLY & CO                             SOLE          NONE        1262070
EMC CORP-MASS                              SOLE          NONE         474235
ESTEE LAUDER COMPANIES INC                 SOLE          NONE          77520
FIRST DATA CORP.                           SOLE          NONE        3636761
GAP INC.                                   SOLE          NONE       10397436
GATEWAY INC                                SOLE          NONE        3129266
GENERAL ELECTRIC CO.                       SOLE          NONE        1752054
GILLETTE INC.                              SOLE          NONE        6662391
HOME DEPOT INC.                            SOLE          NONE        1887265
INTEL CORP.                                SOLE          NONE        6994832
JOHNSON & JOHNSON                          SOLE          NONE        5449615
KOHLS CORP                                 SOLE          NONE         716549
MARRIOTT INTERNATIONAL INC                 SOLE          NONE        8107098
MCDONALDS CORP.                            SOLE          NONE       18895720
MEDTRONIC INC.                             SOLE          NONE          20400
MERCK & CO., INC.                          SOLE          NONE        7749013
MICROSOFT CORP.                            SOLE          NONE        3423027
NATIONAL CITY CORP                         SOLE          NONE        2490134
NORTHERN TRUST CORP.                       SOLE          NONE        2110364
PFIZER INC.                                SOLE          NONE       16162707
PROCTER & GAMBLE CO.                       SOLE          NONE        2542529
SAFEWAY INC.                               SOLE          NONE        2096497
SERVICEMASTER CO (THE)                     SOLE          NONE       12319455
STARBUCKS CORP                             SOLE          NONE        5642879
STATE STREET CORP.                         SOLE          NONE        4080436
STRYKER CORP.                              SOLE          NONE        9176275
SUN MICROSYSTEMS INC                       SOLE          NONE          16451
SYSCO CORP.                                SOLE          NONE        3762666
VIACOM INC-CL A FORMRLY COMMON             SOLE          NONE           4900
WALGREEN CO.                               SOLE          NONE       13661719
WAL-MART STORES INC.                       SOLE          NONE        1062484
WALT DISNEY CO HOLDING CO                  SOLE          NONE        1984124
WM WRIGLEY JR. CO.                         SOLE          NONE         942516

                                                                 252,669,421